Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Uncertain tax positions (includes interest and penalties - See Note 10)	$ 20,322	$ 28,665
Non-current income taxes payable (See Note 10)	8,883	8,500
Environmental reserves (See Note 26)	4,342	4,424
Deferred and other long-term compensation	3,132	4,820
Acquisition-related earnout liability (See Note 2)	1,024	1,568
Inactive subsidiary litigation and settlement reserve (See Note 26)	311	410
Other	650	1,228
Total other non-current liabilities	$ 38,664	$ 49,615